Bank Loans (Details) - Schedule of Company Maintains the Following Lines of Credit - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Bank Loans (Details) - Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 12,100,000	€ 9,350,000
Carrying Value	3,661,662	7,778,145
Caixabank [Member]
Bank Loans (Details) - Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 2,500,000	€ 2,500,000
Nominal interest rate	2.00%	2.00%
Maturity	4/25/2024	3/25/2023
Carrying Value	€ 2,308,058	€ 2,108,807
Sabadell [Member]
Bank Loans (Details) - Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 2,700,000	€ 1,700,000
Nominal interest rate	2.75%	2.75%
Maturity	5/28/2024	2/28/2023
Carrying Value		€ 1,623,953
BBVA [Member]
Bank Loans (Details) - Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 1,500,000	€ 650,000
Nominal interest rate	1.65%	1.90%
Maturity	12/22/2024	12/22/2023
Carrying Value	€ 270,866	€ 381,000
Santander [Member]
Bank Loans (Details) - Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 4,000,000	€ 2,000,000
Nominal interest rate	1.65%	2.25%
Maturity	6/28/2024	2/28/2023
Carrying Value	€ 1,012,738	€ 1,928,786
Abanca [Member]
Bank Loans (Details) - Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 700,000	€ 700,000
Nominal interest rate	2.00%	2.00%
Maturity	11/30/2024	11/30/2024
Carrying Value		€ 319,103
Bankinter ICO [Member]
Bank Loans (Details) - Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 700,000	€ 500,000
Nominal interest rate	1.40%	1.40%
Maturity	6/21/2024	6/21/2023
Carrying Value	€ 70,000	€ 485,830
BBVA [Member]
Bank Loans (Details) - Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit		€ 650,000
Nominal interest rate		1.90%
Maturity		12/22/2023
Carrying Value		€ 628,951
Abanca ICO [Member]
Bank Loans (Details) - Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit		€ 150,000
Nominal interest rate		1.40%
Maturity		10/31/2023
Carrying Value		€ 150,000
Bankinter [Member]
Bank Loans (Details) - Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit		€ 500,000
Nominal interest rate		1.50%
Maturity		6/6/2023
Carrying Value		€ 151,715